SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			9 Months Ended				12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020		Sep. 30, 2021		Sep. 30, 2020		Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares, Issued, Beginning Balance		91,126,486
Change in shares restricted stock vesting		242,017			87,905
Weighted average ordinary shares outstanding, Restricted stock vesting		123,639	144,235		70,517		220,273
Shares, Issued, Ending Balance		91,250,125			91,250,125
[custom:OrdinarySharesIssued-1]					87,777,553
Change In Shares	[1]				2,237,000
Weighted average ordinary shares outstanding	[1]				2,237,000
Change in shares additional earn out shares	[2]				145,039
Weighted average ordinary shares outstanding additional earnout shares	[2]				145,039
Change in shares restricted stock vesting one					316,781
Weighted average ordinary shares outstanding restricted stock vesting					229,753		48,429
Change in shares restricted stock vesting two					288,329
Weighted average ordinary shares outstanding restricted stock vesting					207,005
Change in shares contingently issuable shares contingency resolved	[3]				157,702
Weighted average ordinary shares outstanding contingently issuable shares	[3]				157,702
Change in shares contingently issuable shares contingency resolved, one	[3]				113,215
Weighted average ordinary shares outstanding contingently issuable shares one	[3]				75,891,000
Change in shares contingently issuable share contingency resolved	[3]				2,962
Weighted average ordinary shares outstanding contingently issuable share	[3]				1,237
Change in shares restricted stock vesting four					242,017
Weighted average ordinary shares outstanding restricted stock vesting four					41,666
[custom:OrdinarySharesIssued-2]		90,943,363			90,943,363				87,777,553
Participating Securities, Distributed and Undistributed Earnings (Loss), Basic		$ 1,931	$ 11,554		$ 21,224		$ 33,795
Add-back : Ordinary shares, As reported - basic		91,250,125	89,876,456,000		90,943,364		88,452,027,000
Earnings Per Share, Basic		$ 0.02	$ 0.13		$ 0.23		$ 0.38
Undistributed distributed earnings to common shareholders restricted stock units
Common shares restricted stock units		891,775			976,002
Undistributed distributed earnings to common shareholders antidilution sequencing		$ 1,931			$ 21,224
Common shares antidilution sequencing		92,141,900			91,919,366
Earnings per share basic antidilution sequencing		$ 0.02			$ 0.23
Undistributed distributed earnings to common shareholders decrease increase in fair value of warrants
Common shares private warrants
Common shares public warrants		974,586			1,369,132
Undistributed distributed earnings to common shareholders antidilution sequencing amounts		$ 1,931			$ 21,224
Common shares antidilution sequencing, shares		93,116,486			93,288,498
Earnings per shares basic antidilution sequencing		$ 0.02			$ 0.23
Undistributed distributed earnings to common shareholders diluted common shares		$ 1,931			$ 21,224
Weighted Average Number of Shares Outstanding, Diluted		93,116,486	89,876,456		93,288,498		88,452,027
Earnings Per Share, Diluted		$ 0.02	$ 0.13		$ 0.23		$ 0.38
Common Stock, Shares, Issued			87,495,221		87,777,553		87,187,289		87,187,289
Stock Issued During Period, Shares, Acquisitions			2,237,000	[4]			2,237,000	[5]
Weighted average ordinary shares outstanding shares to be issued in sapesco transaction			2,237,000	[4]	996,036	[5]
Stock Issued During Period, Shares, Restricted Stock Award, Gross			282,332				307,932
Common stock shares issued during period			89,876,456				89,876,456
Stock issued during period shares restricted stock award gross one							282,332
Common Stock, Shares, Issued		91,361,235	88,452,027		91,361,235		88,452,027		87,777,553
Weighted Average Number of Shares Outstanding, Basic		91,250,125	89,876,456		90,943,363		88,452,027
Allocation of Participating Earnings [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted Average Number of Shares Outstanding, Basic			89,876,456				88,452,027
Non-vested, participating restricted shares			869,424				869,424
Shares for use in allocation of participating earnings			90,745,880				89,321,451

[1]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares issued in the quarter ended March 31, 2021 pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since June 1, 2020.
[2]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 145,039 shares, relating to the quarter ended March 31, 2021 issuance of Additional Earn-Out Shares pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since December 31, 2020.
[3]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 270,917 shares, relating primarily to the actual/expected 2021 issuance of Customer Receivables Earn-Out Shares pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since the conditions for issuance were satisfied.
[4]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares expected to be issued in the fourth quarter of 2020 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share since June 1, 2020.
[5]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares expected to be issued in the fourth quarter of 2020 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share since June 1, 2020.